Construction in Progress - Summary of Construction in Progress (Detail) - USD ($) $ in Thousands	Sep. 30, 2022	Jun. 30, 2022	Jun. 30, 2021
Construction In Progress [Line Items]
Total construction in progress	$ 33,294	$ 25,625	$ 12,765
Engineering services [Member]
Construction In Progress [Line Items]
Total construction in progress		9,073	3,825
Engineering services [Member]
Construction In Progress [Line Items]
Total construction in progress	8,919	8,656
Equipment [Member]
Construction In Progress [Line Items]
Total construction in progress		13,131	8,940
Equipment [Member]
Construction In Progress [Line Items]
Total construction in progress	19,010	13,548
Construction [Member]
Construction In Progress [Line Items]
Total construction in progress	1,849	0
Injection and recovery wells [Member]
Construction In Progress [Line Items]
Total construction in progress	$ 3,516	$ 3,421	$ 0